Financing receivables - Changes in total allowance for credit losses (Detail) - JPY (¥) ¥ in Millions		3 Months Ended		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		¥ 1,793	¥ 1,416	¥ 1,557	¥ 1,441
Provision for credit losses, Allowance for credit losses against loans		138	101	361	75
Charge-offs, Allowance for credit losses against loans		(94)	0	(94)	0
Other, Allowance for credit losses against loans	[1]	27	2	40	3
Ending balance, Allowance for credit losses against loans		1,864	1,519	1,864	1,519
Allowance for credit losses against receivables other than loans [Roll Forward]
Opening balance, Allowance for credit losses against receivables other than loans		1,926	2,190	1,957	2,110
Provision for credit losses, Allowance for credit losses against receivables other than loans		12	200	23	292
Charge-offs, Allowance for credit losses against receivables other than loans		159		118
Other, Allowance for credit losses against receivables other than loans	[1]	3	(123)	2	(135)
Ending balance, Allowance for credit losses against receivables other than loans		2,100	2,267	2,100	2,267
Total allowance for doubtful accounts [Roll Forward]
Opening balance, Total allowance for doubtful accounts		3,719	3,606	3,514	3,551
Provision for credit losses, Total allowance for doubtful accounts		150	301	384	367
Charge-offs, Total allowance for doubtful accounts		65	0	24	0
Other, Total allowance for doubtful accounts	[1]	30	(121)	42	(132)
Ending balance, Total allowance for doubtful accounts		3,964	3,786	3,964	3,786
Loans at banks [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		1,141	969	1,140	968
Provision for credit losses, Allowance for credit losses against loans			100	1	101
Charge-offs, Allowance for credit losses against loans		(94)		(94)
Other, Allowance for credit losses against loans	[1]	0		0
Ending balance, Allowance for credit losses against loans		1,047	1,069	1,047	1,069
Short-term secured margin loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		218
Provision for credit losses, Allowance for credit losses against loans		138		360
Charge-offs, Allowance for credit losses against loans
Other, Allowance for credit losses against loans	[1]	16		12
Ending balance, Allowance for credit losses against loans		372		372
Inter-bank money market loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans
Provision for credit losses, Allowance for credit losses against loans
Charge-offs, Allowance for credit losses against loans
Other, Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans
Corporate loans [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans		434	447	417	473
Provision for credit losses, Allowance for credit losses against loans		0	1		(26)
Charge-offs, Allowance for credit losses against loans		0		0
Other, Allowance for credit losses against loans	[1]	11	2	28	3
Ending balance, Allowance for credit losses against loans		445	450	445	450
Advances to affiliated companies [Member]
Allowance for credit losses against loans [Roll Forward]
Opening balance, Allowance for credit losses against loans			0		0
Provision for credit losses, Allowance for credit losses against loans
Charge-offs, Allowance for credit losses against loans			0		0
Other, Allowance for credit losses against loans	[1]
Ending balance, Allowance for credit losses against loans

[1]	Includes the effect of foreign exchange movements.